Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	¥ 752,205	¥ 836,619	¥ 500,214
Interest payments	¥ 529,555	507,812	422,720
Finance lease obligations incurred		¥ 6,086	¥ 4,467